UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Geoffrey R.T. Kenyon, Esq.
200 West Street	Dechert LLP
New York, New York 10282	200 Clarendon Street
27th Floor Boston, MA 02116-5021

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 29, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	February 29, 2012

Global Tax-Aware Equity Portfolios
Enhanced Dividend Global Equity Portfolio
Tax-Advantaged Global Equity Portfolio

Goldman Sachs Global Tax-Aware Equity Portfolios

■	ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

■	TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

TABLE OF CONTENTS

Principal Investment Strategies and Risks	1

Market Review	2

Portfolio Management Discussion and Performance Summaries	5

Schedules of Investments	14

Financial Statements	17

Financial Highlights	20

Notes to Financial Statements	24

Other Information	36

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Principal Investment Strategies and Risks

This is not a complete list of risks that may affect the Portfolios. For additional information concerning the risks applicable to the Portfolios, please see the Portfolios’ Prospectuses.

The Goldman Sachs Enhanced Dividend Global Equity Portfolio invests primarily in affiliated domestic and international equity and fixed income funds (“Underlying Funds”). The Portfolio will also invest directly in other securities, including exchange-traded funds. The Portfolio is intended for investors who want current income. The Portfolio expects to invest primarily in underlying equity funds and equity securities with a blend of domestic large cap, small cap and international exposure, and expects to invest a relatively significant percentage of this equity allocation in the Goldman Sachs U.S. Equity Dividend and Premium and Goldman Sachs International Equity Dividend and Premium Funds, which employ call writing strategies and have an emphasis on dividend paying stocks. In addition, the Portfolio will have a small strategic allocation in U.S. investment grade bonds, which may consist of an investment in the Goldman Sachs Core Fixed Income Fund, the Goldman Sachs High Yield Fund or other fixed income securities. The Portfolio may also engage in short selling. Short sales involve the risk of an unlimited increase in the market value of the security sold short, which could result in a theoretically unlimited loss.

The Portfolio is subject to the risk factors of the Underlying Funds in direct proportion to its investments in those Underlying Funds, and the ability of the Portfolio to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, as well as the allocation among those Underlying Funds by the Investment Adviser. An underlying fund is subject to the risks associated with its investments, including (as applicable) those associated with equity, fixed income, foreign and derivative investments generally. From time to time, the Underlying Funds in which the Portfolio invests, and the size of the investments in the Underlying Funds, may change. Because the Portfolio is subject to the Underlying Fund expenses as well as its own expenses, the cost of investing in the Portfolio may be higher than investing in a mutual fund that only invests directly in stocks and bonds.

The Goldman Sachs Tax-Advantaged Global Equity Portfolio invests primarily in affiliated domestic and international equity and fixed income funds (“Underlying Funds”). The Portfolio will also invest directly in other securities, including exchange-traded funds. The Portfolio is intended for investors who wish to minimize short-term gains and defer long-term gains. The Portfolio expects to invest primarily in underlying equity funds and equity securities with a blend of domestic large cap, small cap and international exposure, and expects to invest a relatively significant percentage of this equity allocation in the Goldman Sachs Structured Tax-Managed Equity and Goldman Sachs Structured International Tax-Managed Equity Funds. In addition, the Portfolio will have a small strategic allocation in U.S. investment grade bonds, which may consist of an investment in the Goldman Sachs Core Fixed Income Fund, the Goldman Sachs High Yield Fund or other fixed income securities. The Portfolio may also engage in short selling. Short sales involve the risk of an unlimited increase in the market value of the security sold short, which could result in a theoretically unlimited loss. No assurance can be offered that the Portfolio’s tax-managed strategies will reduce the amount of taxable income and capital gains distributed by the Portfolio to shareholders.

The Portfolio is subject to the risk factors of the Underlying Funds in direct proportion to its investments in those Underlying Funds, and the ability of the Portfolio to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, as well as the allocation among those Underlying Funds by the Investment Adviser. An Underlying Fund is subject to the risks associated with its investments, including (as applicable) those associated with equity, fixed income, foreign and derivative investments generally. From time to time, the Underlying Funds in which the Portfolio invests, and the size of the investments in the Underlying Funds, may change. Because the Portfolio is subject to the Underlying Fund expenses as well as its own expenses, the cost of investing in the Portfolio may be higher than investing in a mutual fund that only invests directly in stocks and bonds.

MARKET REVIEW

Goldman Sachs Global Tax-Aware Equity Portfolios

Investment Strategy

The Portfolios invest in a strategic mix of Underlying Funds and other securities with the goal of achieving long-term growth of capital (both Portfolios) and current income (Enhanced Dividend Global Equity Portfolio only). Under normal conditions, at least 80% of the Portfolios’ net assets plus any borrowings for investment purposes will be allocated among the Underlying Funds which invest primarily in equity securities, including U.S. large-cap, U.S. small-cap and international exposures, to seek capital appreciation. The Portfolios may also invest directly in other securities or instruments, including unaffiliated exchange-traded funds (“ETFs”), and can use these investments for implementing tactical views. Under normal circumstances, each of the Portfolios also has a small strategic allocation to U.S. investment grade bonds.

Market Review

The equity and fixed income markets posted positive results during the six months ended February 29, 2012 (the “Reporting Period”).

Equity Markets

The Reporting Period began with an equity market decline, which capped a volatile third quarter. During the month of September, U.S. equity markets were shaken by the Federal Reserve Board’s (the “Fed”) announcement of a plan for additional monetary easing by attempting to “twist” the yield curve, or spectrum of U.S. Treasury maturities, on the grounds of general weakness in the labor market and lackluster consumer spending growth. Through its Operation Twist program, the Fed said it would extend the maturity structure of its holdings through the sale of short-term securities and the purchase of long-term securities in an effort to support the economic recovery. In addition, the prospect of contagion from a Greek sovereign debt default and the lack of agreement on a solution amongst European leaders weighed on U.S. and international equity markets early in the Reporting Period.

U.S. and international equities surged in October following a preliminary plan to resolve the European sovereign debt crisis and news that the U.S. economy had grown at a 2.5% annualized rate in the third quarter of 2011, according to the advance estimate released by the Bureau of Economic Analysis. However, U.S. stocks were flat and international stocks retreated modestly for the remainder of the calendar year as some improvements in U.S. economic data were offset by a deterioration of the European sovereign debt crisis. Other challenges included the ratings downgrade of several large banks by Standard & Poor’s and the Congressional budget deficit supercommittee failing to come to agreement on spending cuts. In Europe, credit conditions tightened for banks and yields on Italian and Spanish government debt hovered near unsustainable levels. Japanese equities generally lagged the broader international equity market despite the announcement that its economy grew at an annualized pace of 6% during the third calendar quarter.

MARKET REVIEW

The U.S. and international equity markets rallied broadly in January 2012, led by many of the worst performing sectors from 2011. Gains then extended into February on continued improvements in U.S. economic data, particularly in the labor market, and optimism that Europe might eventually be able to stem its sovereign debt crisis. News that the Fed reduced its outlook for near-term economic growth was offset by its commitment to low interest rates until late 2014. Also in February, fourth quarter 2011 U.S. Gross Domestic Product (“GDP”) growth was revised up from 2.8% to 3%. In Europe, despite widespread downgrades of sovereign debt by Standard & Poor’s, markets reflected improved sentiment that a financial crisis would be averted through liquidity provided by the European Central Bank’s (“ECB”) longer-term refinancing operation (“LTRO”) and the proposal of a “fiscal compact” for the European Monetary Union (“EU”). Japanese equities rose as the yen weakened significantly following the Bank of Japan’s surprise monetary policy easing, which was to be accomplished through increased asset purchases.

The U.S. equity market, as represented by the Standard & Poor’s 500® Index (with dividends reinvested) (the “S&P 500 Index”), gained 13.31% for the Reporting Period overall. The MSCI All Country World Index (ACWI), ex North America®, representing non-U.S. equity markets, rose 4.10%. The emerging equity markets, represented by the MSCI Emerging Markets Index (Net), rose 5.27% during the Reporting Period.

From a capitalization perspective within the U.S. equity market, large-cap stocks performed best, followed by small-cap stocks and then mid-cap stocks. Growth stocks modestly outpaced value stocks in the large-cap and small-cap segments of the U.S. equity market; growth stocks and value stocks performed in line with each other in the mid-cap segment of the U.S. equity market. (All as measured by Russell Investments indices.)

Fixed Income Markets

Fixed income market conditions shifted significantly during the Reporting Period. Concerns about slowing global economic growth and the potential for a breakup of the EU drove selling across the U.S. and international bond markets until mid-December, when riskier fixed income asset classes rebounded on a combination of improved economic data and supportive action from the Fed and the ECB. The rallies persisted through February 2012. This turnaround, however, was not reflected in core government bond markets, as U.S. Treasury and German bund yields continued to trade in tight ranges and close to their historic lows throughout the Reporting Period.

The non-government fixed income sectors were particularly volatile during the first four months of the Reporting Period. For example, relative to U.S. Treasuries, investment grade corporate bonds returned -1.92% in September, +2.73% in October and -2.88% in November, before embarking on a more sustained rally in December. The high yield corporate bond markets followed a similar pattern. In our view, two key factors drove the volatility: uncertainty about the global economic growth outlook and the escalation of the European sovereign debt crisis. In fact, Europe’s financial problems so dominated attention that the markets ignored early indications of improving U.S. economic data.

MARKET REVIEW

Risk appetite rebounded more decisively in December in advance of the ECB’s offer on December 21st of low-cost three-year loans for banks. Participation was stronger than markets had anticipated at 489 billion euros of total borrowing. The extra liquidity, with further improvement in U.S. economic data, including stronger-than-anticipated manufacturing and employment reports, sparked a rally in the fixed income markets. Most fixed income sectors ended the calendar year on a positive note, with investment grade corporate bonds outperforming U.S. Treasuries by 0.99% in December.

The outperformance of risk assets continued through January and February, supported by central bank policy, an improved global economic outlook and encouraging developments in the Eurozone. In January, the Fed updated its guidance on interest rates, stating that economic conditions were likely to warrant exceptionally low levels for the targeted federal funds rate until late 2014. The Fed’s statement came as a surprise given the progress made in key areas of the U.S. economy, including stabilization in the housing market and, most significantly, a drop in the unemployment rate during the last half of 2011 from 9.1% to 8.5%. The jobless rate fell again in 2012 and stood at 8.3% in February. In early 2012, concerns about a disorderly outcome to Europe’s sovereign debt crisis also subsided, as Greece approved the austerity measures necessary for a second bailout from the EU/ECB and International Monetary Fund (IMF) and received broad endorsement from private creditors for its debt restructure.

In the U.S., riskier fixed income assets generally outperformed U.S. Treasuries during the Reporting Period. For example, the Barclays Capital U.S. High Yield Bond Index (2% Cap) climbed 8.62%, while the Barclays Capital U.S. Aggregate Bond Index returned 2.73%. Meanwhile, the global fixed income market, as represented by the Barclays Capital Global Aggregate Bond Index (U.S. dollar hedged), rose 2.85% during the Reporting Period. Emerging markets debt, as represented by the JP Morgan EMBI Global Diversified Index, returned 4.11%. Local emerging markets debt, as represented by the JP Morgan GBI-EM Global Diversified Index (U.S. dollar hedged), returned 0.11%.

PORTFOLIO RESULTS

Goldman Sachs Enhanced Dividend
Global Equity Portfolio

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team and the Goldman Sachs Fixed Income Investment Management Team discuss the Goldman Sachs Enhanced Dividend Global Equity Portfolio’s (the “Portfolio”) performance and positioning for the six-month period ended February 29, 2012 (the “Reporting Period”).

Q	How did the Portfolio perform during the Reporting Period?

A	During the Reporting Period, the Portfolio’s Class A and Institutional Shares generated cumulative total returns, without sales charges, of 8.80% and 8.98%, respectively. These returns compare to the 9.54% cumulative total return of the Enhanced Dividend Global Equity (“EDGE”) Composite Index (“EDGE Composite Index”) over the same time period. The EDGE Composite Index is comprised of the Barclays Capital U.S. Aggregate Bond Index (10%), the MSCI All Country World Index (ACWI), ex North America® (30%) and the Russell 3000® Index (60%).

The components of the Portfolio’s blended benchmark generated cumulative total returns of 2.73%, 4.10% and 13.24% for the Barclays Capital U.S. Aggregate Bond Index, the MSCI ACWI, ex North America® and the Russell 3000® Index, respectively, during the same period.

Q	What key factors affected the Portfolio’s performance during the Reporting Period?

A	Although tactical asset allocation decisions contributed positively to relative results, the Portfolio underperformed the EDGE Composite Index during the Reporting Period. In keeping with its investment process, the Portfolio had a significant percentage of its equity allocation invested in two Underlying Funds, the Goldman Sachs U.S. Equity Dividend and Premium Fund and the Goldman Sachs International Equity Dividend and Premium Fund, which each employ call writing strategies and have an emphasis on dividend paying stocks. As stock markets appreciated during the Reporting Period, the index call writing strategy of both these Underlying Funds detracted from the Portfolio’s performance.

Security selection within the Underlying Funds detracted from the Portfolio’s returns. All five of the Underlying Funds we use to implement our strategic allocation decisions underperformed their respective benchmarks.

Q	How did Global Tactical Asset Allocation decisions help the Portfolio’s performance during the Reporting Period?

A	The implementation of our tactical views contributed positively to performance. The Portfolio was underweight U.S. investment grade bonds. It was overweight U.S. high yield corporate bonds. Although U.S. high yield corporate spreads, or yield differentials to U.S. Treasuries, were wide, we considered the risk/reward potential of the asset class compelling as corporate fundamentals remained supportive and investors continued to search for yield.

The Portfolio was overweight the U.S. banking sector through an ETF, which appreciated in value during the Reporting Period. We believed U.S. banks had attractive valuations and an improving fundamental outlook and could potentially benefit from supportive market technicals. Also, we thought the prices of U.S. bank stocks could rise as negative investor sentiment dissipated.

In addition, the Portfolio was overweight the European and Japanese equity markets. European stocks were trading at a discount to their own historical valuations and to U.S. stocks, as represented by the S&P 500® Index. Investor sentiment about European equities also appeared to be negative, and we adopted a contrarian view as market technicals, including momentum, became more supportive of European stocks near the end of the Reporting Period. The Portfolio was overweight Japanese stocks because we believed their valuations were attractive. Additionally, fundamentals had improved faster than expected, the sentiment of foreign investors was growing more positive and we had seen an improving trend in market technicals. Furthermore, Japanese stocks had been trading at a discount to their own historical performance and relative to U.S. and international stocks, as represented by the S&P 500® Index and the MSCI EAFE Index, respectively. The Portfolio’s weightings in the European and Japanese equity markets were implemented through investment in stock futures. A stock future, which is traded on an exchange, is a contract that obligates a buyer to purchase stock at a predetermined future date and price.

PORTFOLIO RESULTS

Through an allocation to the Goldman Sachs Local Emerging Markets Debt Fund, we adopted an overweighted position in local currency sovereign debt. The underlying currencies in the JP Morgan GBI-EM Global Diversified Index (U.S. dollar hedged) had depreciated, and in our opinion, valuations were attractive.

The Portfolio had a position in the Chinese renminbi, which we accomplished by the purchase of forward foreign currency contracts. In our view, China should experience a soft economic landing, that is, should avoid a recession. We also expect the renminbi to continue appreciating between 4% and 6% annually, which should serve to both contain inflation and blunt protectionist pressures in China.

In addition, the Portfolio held a short position in the euro and a long position in the U.S. dollar, which we implemented through the purchase of forward foreign currency contracts. Our goal was to mitigate risk to the Portfolio as investor sentiment fluctuated in response to Europe’s financial problems and the reactive, incremental policymaking of European leaders.

These tactical allocations contributed to the Portfolio’s results during the Reporting Period.

Q	How did the Portfolio’s Underlying Funds perform relative to their respective benchmark indices during the Reporting Period?

A	All five of the Underlying Funds we use to express our strategic views within the Portfolio underperformed their respective benchmark indices. Those Underlying Funds are the Goldman Sachs U.S. Equity Dividend and Premium, Goldman Sachs International Equity Dividend and Premium, Goldman Sachs Structured Small Cap Equity, Goldman Sachs Structured International Equity and Goldman Sachs Structured Emerging Markets Equity Funds. During the Reporting Period, the Goldman Sachs U.S. Equity Dividend and Premium Fund underperformed its benchmark, the S&P 500® Index (with dividends reinvested), by approximately -0.66%. The Goldman Sachs International Equity Dividend and Premium Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index, by approximately -1.29% during the Reporting Period.

Q	How did call writing affect performance?

A	As mentioned above, the Portfolio’s two largest allocations were to the Goldman Sachs U.S. Equity Dividend and Premium Fund and the Goldman Sachs International Equity Dividend and Premium Fund, which earn premiums through an equity index call writing strategy. When equity markets are down, flat or only modestly positive, these Underlying Funds tend to outperform their respective benchmark indices because of the premiums they earn from call writing. When equity markets rally strongly, these two Underlying Funds are likely to trail their respective benchmark indices. Although the Underlying Funds keep the premiums they earn from call writing, they can underperform when the call options are exercised.

The U.S. and international equity markets rose during the Reporting Period and the call writing strategy of both Underlying Funds detracted from performance as call options were exercised.

Q	How did the Portfolio use derivatives and similar instruments during the Reporting Period?

A	The Portfolio used equity futures and forward foreign currency exchange contracts. Equity futures were used to implement our views on the Japanese and European stock markets. We used forward foreign currency exchange contracts to adopt a long position in the U.S. dollar and a short position in the euro. We also used forward foreign currency exchange contracts to take a long position in the Chinese renminbi. In addition, some of the Portfolio’s Underlying Funds used derivatives during the Reporting Period to apply their active investment views with greater versatility and to afford greater risk management precision. As market conditions warranted during the Reporting Period, some of these Underlying Funds engaged in forward foreign currency exchange contracts, financial futures contracts, options and swap contracts to enhance portfolio return and for hedging purposes.

The economic and market forecasts presented herein for informational purposes as of the date of this presentation. There can be no assurance that the forecasts will be achieved. Please see additional disclosures at the end of this presentation.

PORTFOLIO RESULTS

Q	What changes did you make during the Reporting Period within both the equity and fixed income portions of the Portfolio?

A	In September, October and December 2011, we increased the Portfolio’s overweight position in U.S. high yield corporate bonds through an allocation to the Goldman Sachs High Yield Fund. We adopted an overweight in the European equity market by purchasing stock futures during December, January and February. Through an allocation to the Goldman Sachs Local Emerging Markets Debt Fund, we shifted the Portfolio in October from an underweighted position to an overweight in local currency sovereign debt. In October, we added an allocation to the Chinese renminbi, which we accomplished by the purchase of forward foreign currency contracts. In addition, through the purchase of forward foreign currency contracts, we moved the Portfolio to a short position in the euro and a long position in the U.S. dollar.

Q	What is the Portfolio’s tactical view and strategy for the months ahead?

A	As of February 29, 2012, the Portfolio — through its holdings in stock futures — was overweight in the Japanese and European stock markets. It was overweight in large-cap U.S. bank stocks through an investment in an ETF. In fixed income, through allocations to the Underlying Funds, the Portfolio held an overweighted position in high yield securities and an underweighted position in investment grade securities. It was overweight emerging markets debt relative to the EDGE Composite Index at the end of the Reporting Period.

FUND BASICS

Enhanced Dividend Global Equity Portfolio
as of February 29, 2012

PERFORMANCE REVIEW

	Portfolio Total Return	EDGE Composite
September 1, 2011–February 29, 2012	(based on NAV)[1]	Index[3]

Class A	8.80%	9.54%
Institutional	8.98	9.54

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance reflects the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The EDGE Composite Index is comprised of the Barclays Capital U.S. Aggregate Bond Index (10%), the MSCI ACWI Index, ex North America® (30%) and the Russell 3000® Index (60%). The Index figures do not reflect any deduction of fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/11	One Year	Since Inception	Inception Date

Class A	-8.32%	-1.54%	4/30/08
Institutional	-2.59	0.39	4/30/08

[3]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.42%	1.55%
Institutional	1.02	1.15

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/ or expense limitations) and before waivers (gross of applicable fee waivers and/ or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Portfolio’s waivers and/or expense limitations, if any, will remain in place through at least December 29, 2012, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees.

FUND BASICS

STANDARDIZED AFTER-TAX PERFORMANCE AS OF 12/31/11[5]

		Since Inception
Class A Shares	One Year	(4/30/08)

Returns before taxes*	-4.07%	0.75%
Returns after taxes on distributions**	-4.39	0.33
Returns after taxes on distributions***	-2.09	0.56
and sale of Portfolio shares

[5]	The after-tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of distributions (currently 15% for qualifying ordinary income dividends and long-term capital gain distributions and 35% for non-qualifying ordinary income dividends) and do not reflect state and local taxes. Actual after-tax returns will be calculated at calendar year-end and depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even Returns Before Taxes. Standardized after-tax returns assume reinvestment of all distributions at NAV and reflect a maximum initial sales charge of 5.5% for Class A Shares.
*	Returns Before Taxes do not reflect taxes on distributions on the Portfolio’s Class A Shares nor do they show how performance can be impacted by taxes when shares are redeemed.
**	Returns After Taxes on Distributions assume that taxes are paid on distributions on the Portfolio’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption of the Class A Shares at the end of the performance period.
***	Returns After Taxes on Distributions and Sale of Portfolio Shares reflect taxes paid on distributions on the Portfolio’s Class A Shares and taxes applicable when the shares are redeemed.

OVERALL UNDERLYING FUND WEIGHTINGS[6]

Percentage of Net Assets

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the Portfolio. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities. Underlying sector allocations of exchange-traded funds (“ETFs”) held by the Portfolio are not reflected in the graph above. The graph depicts the Portfolio’s investments but may not represent the Portfolio’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

PORTFOLIO RESULTS

Goldman Sachs Tax-Advantaged
Global Equity Portfolio

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team and the Goldman Sachs Fixed Income Investment Management Team discuss the Goldman Sachs Tax-Advantaged Global Equity Portfolio’s (the “Portfolio”) performance and positioning for the six-month period ended February 29, 2012 (the “Reporting Period”).

Q	How did the Portfolio perform during the Reporting Period?

A	During the Reporting Period, the Portfolio’s Class A and Institutional Shares generated cumulative total returns, without sales charges, of 10.09% and 10.26%, respectively. These returns compare to the 9.54% cumulative total return of the Tax-Advantaged Global (“TAG”) Composite Index (“TAG Composite Index”) over the same time period. The TAG Composite Index is comprised of the Barclays Capital U.S. Aggregate Bond Index (10%), the MSCI All Country World Index (ACWI), ex North America® (30%) and the Russell 3000® Index (60%).

The components of the Portfolio’s blended benchmark generated cumulative total returns of 2.73%, 4.10% and 13.24% for the Barclays Capital U.S. Aggregate Bond Index, the MSCI ACWI, ex North America® and the Russell 3000® Index, respectively, during the same period.

Q	What key factors affected the Portfolio’s performance during the Reporting Period?

A	Our tactical asset allocation decisions enhanced relative performance, which helped the Portfolio to outperform the TAG Composite Index. Security selection within the Underlying Funds overall modestly detracted from the Portfolio’s results. Three of the Portfolio’s four Underlying Funds, which we use to implement our strategic allocation decisions, underperformed their respective benchmark indices.

Q	How did Global Tactical Asset Allocation decisions help the Portfolio’s performance during the Reporting Period?

A	The implementation of our tactical views contributed positively to performance. The Portfolio was underweight U.S. investment grade bonds. It was overweight U.S. high yield corporate bonds. Although U.S. high yield corporate spreads, or yield differentials to U.S. Treasuries, were wide, we considered the risk/reward potential of the asset class compelling as corporate fundamentals remained supportive and investors continued to search for yield.

The Portfolio was overweight the U.S. banking sector through an ETF, which appreciated in value during the Reporting Period. We believed U.S. banks had attractive valuations and an improving fundamental outlook and could potentially benefit from supportive market technicals. Also, we thought the prices of U.S. bank stocks could rise as negative investor sentiment dissipated.

In addition, the Portfolio was overweight the European and Japanese equity markets. European stocks were trading at a discount to their own historical valuations and to U.S. stocks, as represented by the S&P 500® Index. Investor sentiment about European equities also appeared to be negative, and we adopted a contrarian view as market technicals, including momentum, became more supportive of European stocks near the end of the Reporting Period. The Portfolio was overweight Japanese stocks because we believed their valuations were attractive. Additionally, fundamentals had improved faster than expected, the sentiment of foreign investors was growing more positive and we had seen an improving trend in market technicals. Furthermore, Japanese stocks had been trading at a discount to their own historical performance and relative to U.S. and international stocks, as represented by the S&P 500® Index and the MSCI EAFE Index, respectively. The Portfolio’s weightings in the European and Japanese equity markets were implemented through investment in stock futures. A stock future, which is traded on an exchange, is a contract that obligates a buyer to purchase stock at a predetermined future date and price.

Through an allocation to the Goldman Sachs Local Emerging Markets Debt Fund, we adopted an overweighted position in local currency sovereign debt. The underlying currencies in the JP Morgan GBI-EM Global Diversified Index (U.S. dollar hedged) had depreciated, and in our opinion, valuations were attractive.

PORTFOLIO RESULTS

The Portfolio had a position in the Chinese renminbi, which we accomplished by the purchase of forward foreign currency contracts. In our view, China should experience a soft economic landing, that is, should avoid a recession. We also expect the renminbi to continue appreciating between 4% and 6% annually, which should serve to both contain inflation and blunt protectionist pressures in China.

In addition, the Portfolio held a short position in the euro and a long position in the U.S. dollar, which we implemented through the purchase of forward foreign currency contracts. Our goal was to mitigate risk to the Portfolio as investor sentiment fluctuated in response Europe’s financial problems and the reactive, incremental policymaking of European leaders.

These tactical allocations contributed to the Portfolio’s results during the Reporting Period.

Q	How did the Portfolio’s Underlying Funds perform relative to their respective benchmark indices during the Reporting Period?

A	Three of the four of the Underlying Funds we use to implement our strategic allocation decisions within the Portfolio underperformed their respective benchmark indices. These Underlying Funds were the Goldman Sachs Structured Tax-Managed International Equity, Goldman Sachs Structured Emerging Markets Equity and Goldman Sachs Structured International Small Cap Equity Funds. The Goldman Sachs Structured Tax-Managed Equity Fund outperformed its benchmark index. The Goldman Sachs Structured International Tax-Managed Equity Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index, by approximately -0.38% during the Reporting Period. On the positive side, the Goldman Sachs Structured Tax-Managed Equity Fund outperformed its benchmark, the Russell 3000® Index, by approximately 0.43%.

Q	How did the Portfolio use derivatives and similar instruments during the Reporting Period?

A	The Portfolio used equity futures and forward foreign currency exchange contracts. Equity futures were used to implement our views on the Japanese and European stock markets. We used forward foreign currency exchange contracts to adopt a long position in the U.S. dollar and a short position in the euro. We also used forward foreign currency exchange contracts to take a long position in the Chinese renminbi. In addition, some of the Portfolio’s

Underlying Funds used derivatives during the Reporting Period to apply their active investment views with greater versatility and to afford greater risk management precision. As market conditions warranted during the Reporting Period, some of these Underlying Funds engaged in forward foreign currency exchange contracts, financial futures contracts, options and swap contracts to enhance portfolio return and for hedging purposes.

Q	What changes did you make during the Reporting Period within both the equity and fixed income portions of the Portfolio?

A	In September, October and December 2011, we increased the Portfolio’s overweight position in U.S. high yield corporate bonds through an allocation to the Goldman Sachs High Yield Fund. We adopted an overweight in the European equity market by purchasing stock futures during December, January and February. Through an allocation to the Goldman Sachs Local Emerging Markets Debt Fund, we shifted the Portfolio in October from an underweighted position to an overweight in local currency sovereign debt. In October, we added an allocation to the Chinese renminbi, which we accomplished by the purchase of forward foreign currency contracts. In addition, through the purchase of forward foreign currency contracts, we moved the Portfolio to a short position in the euro and a long position in the U.S. dollar.

Q	What is the Portfolio’s tactical view and strategy for the months ahead?

A	As of February 29, 2012, the Portfolio — through its holdings in stock futures — was overweight in the Japanese and European stock markets. It was overweight in large-cap U.S. bank stocks through an investment in an ETF. In fixed income, through allocations to the Underlying Funds, the Portfolio held an overweighted position in high yield securities and an underweighted position in investment grade securities. It was overweight emerging markets debt relative to the TAG Composite Index at the end of the Reporting Period.

The economic and market forecasts presented herein for informational purposes as of the date of this presentation. There can be no assurance that the forecasts will be achieved. Please see additional disclosures at the end of this presentation.

FUND BASICS

Tax-Advantaged Global Equity Portfolio
as of February 29, 2012

PERFORMANCE REVIEW

	Portfolio Total Return	TAG Composite
September 1, 2011–February 29, 2012	(based on NAV)[1]	Index[2]

Class A	10.09%	9.54%
Institutional	10.26	9.54

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance reflects the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The TAG Composite Index is comprised of the Barclay’s Capital U.S. Aggregate Bond Index (10%), the MSCI ACWI Index, ex North America® (30%) and the Russell 3000® Index (60%). The Index figures do not reflect any deduction of fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/11	One Year	Since Inception	Inception Date

Class A	-8.78%	-3.23%	4/30/08
Institutional	-3.04	-1.33	4/30/08

[3]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.31%	1.37%
Institutional	0.91	0.97

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/ or expense limitations) and before waivers (gross of applicable fee waivers and/ or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Portfolio’s waivers and/or expense limitations, if any, will remain in place through at least December 29, 2012, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees.

FUND BASICS

STANDARDIZED AFTER-TAX PERFORMANCE AS OF 12/31/11[5]

		Since Inception
Class A Shares	One Year	(4/30/08)

Returns before taxes*	-3.07%	-0.46%
Returns after taxes on distributions**	-3.22	-0.75
Returns after taxes on distributions***	-1.65	-0.47
and sale of Portfolio shares

[5]	The after-tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of distributions (currently 15% for qualifying ordinary income dividends and long-term capital gain distributions and 35% for non-qualifying ordinary income dividends) and do not reflect state and local taxes. Actual after-tax returns will be calculated at calendar year-end and depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even Returns Before Taxes. Standardized after-tax returns assume reinvestment of all distributions at NAV and reflect a maximum initial sales charge of 5.5% for Class A Shares.
*	Returns Before Taxes do not reflect taxes on distributions on the Portfolio’s Class A Shares nor do they show how performance can be impacted by taxes when shares are redeemed.
**	Returns After Taxes on Distributions assume that taxes are paid on distributions on the Portfolio’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption of the Class A Shares at the end of the performance period.
***	Returns After Taxes on Distributions and Sale of Portfolio Shares reflect taxes paid on distributions on the Portfolio’s Class A Shares and taxes applicable when the shares are redeemed.

OVERALL UNDERLYING FUND WEIGHTINGS[6]

Percentage of Net Assets

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the Portfolio. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities. Underlying sector allocations of exchange-traded funds (“ETFs”) held by the Portfolio are not reflected in the graph above. The graph depicts the Portfolio’s investments but may not represent the Portfolio’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments
February 29, 2012 (Unaudited)

Shares	Description	Value

Underlying Funds (Institutional Shares)(a) – 97.5%
Equity – 90.7%
9,345,963	Goldman Sachs U.S. Equity Dividend and Premium Fund	$93,553,088
6,365,942	Goldman Sachs International Equity Dividend and Premium Fund	45,898,443
1,328,216	Goldman Sachs Structured Small Cap Equity Fund	17,837,946
849,050	Goldman Sachs Structured Emerging Markets Equity Fund	7,531,074
704,651	Goldman Sachs Structured International Small Cap Fund	5,806,322

		170,626,873

Fixed Income – 6.8%
1,558,576	Goldman Sachs High Yield Fund	11,206,160
166,011	Goldman Sachs Local Emerging Markets Debt Fund	1,592,045
497	Goldman Sachs Core Fixed Income Fund	5,170

		12,803,375

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 97.5%
(Cost $155,943,133)		$183,430,248

Exchange Traded Fund – 0.8%
70,360	SPDR S&P Bank Fund	$1,567,621
(Cost $1,539,006)

TOTAL INVESTMENTS – 98.3%
(Cost $157,482,139)		$184,997,869

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		3,167,406

NET ASSETS – 100.0%		$188,165,275

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents Affiliated Funds.

Investment Abbreviation:
SPDR	—	Standard and Poor’s Depositary Receipts

Currency Abbreviations:
CNY	—	Chinese Yuan
EUR	—	Euro
USD	—	United States Dollar

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 29, 2012, the Portfolio had outstanding forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Gain

Societe Generale	CNY/USD	03/21/12	$1,317,783	$14,800
	USD/EUR	03/21/12	572,930	3,550

TOTAL				$18,350

FUTURES CONTRACTS — At February 29, 2012, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

EURO STOXX 50 Index	62	March 2012	$2,073,325	$97,412
Nikkei 225 Index	126	March 2012	6,151,950	693,090

TOTAL				$790,502

14          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments
February 29, 2012 (Unaudited)

Shares	Description	Value

Underlying Funds (Institutional Shares)(a) – 96.2%
Equity – 89.6%
22,588,519	Goldman Sachs Structured Tax-Managed Equity Fund	$250,732,561
13,820,269	Goldman Sachs Structured International Tax-Managed Equity Fund	101,855,382
1,888,971	Goldman Sachs Structured Emerging Markets Equity Fund	16,755,169
1,492,080	Goldman Sachs Structured International Small Cap Fund	12,294,736

		381,637,848

Fixed Income – 6.6%
3,441,661	Goldman Sachs High Yield Fund	24,745,541
365,227	Goldman Sachs Local Emerging Markets Debt Fund	3,502,523
1,122	Goldman Sachs Core Fixed Income Fund	11,682

		28,259,746

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 96.2%
(Cost $323,819,566)		$409,897,594

Exchange Traded Fund – 0.8%
157,770	SPDR S&P Bank Fund	$3,515,116
(Cost $3,492,256)

TOTAL INVESTMENTS – 97.0%
(Cost $327,311,822)		$413,412,710

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.0%		12,716,674

NET ASSETS – 100.0%		$426,129,384

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents Affiliated Funds.

Investment Abbreviation:
SPDR	—	Standard and Poor’s Depositary Receipts

Currency Abbreviations:
CNY	—	Chinese Yuan
EUR	—	Euro
USD	—	United States Dollar

The accompanying notes are an integral part of these financial statements.          15

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)
February 29, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 29, 2012, the Portfolio had outstanding forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Gain

Societe Generale	CNY/USD	03/21/12	$3,040,428	$34,148
	USD/EUR	03/21/12	1,438,987	8,915

TOTAL				$43,063

FUTURES CONTRACTS — At February 29, 2012, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

EURO STOXX 50 Index	135	March 2012	$4,514,498	$225,063
Nikkei 225 Index	273	March 2012	13,329,225	1,480,288

TOTAL				$1,705,351

16          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Assets and Liabilities
February 29, 2012 (Unaudited)

	Enhanced Dividend	Tax-Advantaged
	Global Equity	Global Equity
	Portfolio	Portfolio
Assets:

Investments in Affiliated Underlying Funds, at value (cost $155,943,133 and $323,819,566)	$183,430,248	$409,897,594
Investments in Unaffiliated Funds, at value (cost $1,539,006 and $3,492,256)	1,567,621	3,515,116
Cash(a)	3,624,275	11,612,097
Receivables:
Investments sold	2,096,212	290,910
Portfolio shares sold	336,083	3,290,778
Unrealized gain on forward foreign currency exchange contracts	18,350	43,063
Reimbursement from investment adviser	14,291	11,645
Other assets	1,570	3,279

Total assets	191,088,650	428,664,482

Liabilities:

Payables:
Portfolio shares redeemed	2,765,129	1,300,874
Amounts owed to affiliates	66,083	135,740
Futures variation margin	28,507	61,868
Investments purchased	—	961,638
Accrued expenses	63,656	74,978

Total liabilities	2,923,375	2,535,098

Net Assets:

Paid-in capital	169,451,819	355,997,979
Undistributed (distributions in excess of) net investment income	(1,229,682)	344,553
Accumulated net realized loss	(8,384,426)	(18,069,983)
Net unrealized gain	28,327,564	87,856,835

NET ASSETS	$188,165,275	$426,129,384

Net Assets:
Class A	$120,573,005	$239,836,325
Institutional	67,592,270	186,293,059

Total Net Assets	$188,165,275	$426,129,384

Shares outstanding $0.001 par value (unlimited shares authorized):
Class A	12,222,981	24,649,563
Institutional	6,826,268	19,058,268

Net asset value, offering and redemption price per share:(b)
Class A	$9.86	$9.73
Institutional	9.90	9.77

(a)	Includes restricted cash relating to initial margin requirements and collateral on futures transactions of $715,000 and $1,525,000 for the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios, respectively.
(b)	Maximum public offering price per share for Class A Shares of the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios is $10.43 and $10.30, respectively.

The accompanying notes are an integral part of these financial statements.          17

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Operations
For the Six Months Ended February 29, 2012 (Unaudited)

	Enhanced Dividend	Tax-Advantaged
	Global Equity	Global Equity
	Portfolio	Portfolio

Investment income:

Dividends from Affiliated Underlying Funds	$2,200,016	$7,713,462
Dividends from Unaffiliated Funds	17,431	39,579

Total investment income	2,217,447	7,753,041

Expenses:

Distribution and Service fees — Class A Shares	127,036	271,521
Management fees	124,594	278,319
Transfer Agent fees(a)	109,448	237,132
Professional fees	33,741	36,466
Custody and accounting fees	20,756	23,351
Printing and mailing costs	19,158	23,787
Registration fees	15,312	19,406
Trustee fees	7,930	8,150
Other	3,608	5,052

Total expenses	461,583	903,184

Less — expense reductions	(90,399)	(93,578)

Net expenses	371,184	809,606

NET INVESTMENT INCOME	1,846,263	6,943,435

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments in Affiliated Underlying Funds	(4,279,710)	(3,540,298)
Investments in Unaffiliated Funds	(21,949)	(66,057)
Futures contracts	(435,700)	(1,007,891)
Capital gain distributions from Affiliated Underlying Funds	4,260,405	242,153
Forward foreign currency exchange contracts	28,315	69,900
Foreign currency transactions	611	1,108
Net change in unrealized gain on:
Investments in Affiliated Underlying Funds	12,727,355	32,172,553
Investments in Unaffiliated Funds	186,451	432,660
Futures contracts	972,171	2,176,408
Forward foreign currency exchange contracts	18,350	43,063
Foreign currency translation	2,982	7,533

Net realized and unrealized gain	13,459,281	30,531,132

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,305,544	$37,474,567

(a)	Class specific Transfer Agent fees were as follows:

	Transfer Agent Fees
Portfolio	Class A	Institutional
Enhanced Dividend Global Equity	$96,549	$12,899
Tax-Advantaged Global Equity	206,357	30,775

18          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Changes in Net Assets

	Enhanced Dividend Global		Tax-Advantaged Global
	Equity Portfolio		Equity Portfolio
	For the		For the
	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
	February 29, 2012	Year Ended	February 29, 2012	Year Ended
	(Unaudited)	August 31, 2011	(Unaudited)	August 31, 2011

From operations:

Net investment income	$1,846,263	$2,854,018	$6,943,435	$4,177,100
Net realized loss	(448,028)	(293,176)	(4,301,085)	(911,300)
Net change in unrealized gain	13,907,309	6,430,657	34,832,217	36,072,900

Net increase in net assets resulting from operations	15,305,544	8,991,499	37,474,567	39,338,700

Distributions to shareholders:

From net investment income
Class A Shares	(1,804,005)	(1,883,724)	(3,193,242)	(2,427,936)
Institutional Shares	(1,270,750)	(1,160,654)	(2,955,554)	(2,187,533)
From net realized gains
Class A Shares	(70,490)	(343,493)	(167,113)	(718,648)
Institutional Shares	(45,892)	(182,141)	(118,999)	(457,481)

Total distributions to shareholders	(3,191,137)	(3,570,012)	(6,434,908)	(5,791,598)

From share transactions:

Proceeds from sales of shares	38,956,516	110,254,962	63,582,287	183,159,320
Reinvestment of distributions	2,893,752	2,907,910	5,815,636	4,937,316
Cost of shares redeemed	(34,153,024)	(35,513,941)	(44,158,045)	(100,340,567)

Net increase in net assets resulting from share transactions	7,697,244	77,648,931	25,239,878	87,756,069

TOTAL INCREASE	19,811,651	83,070,418	56,279,537	121,303,171

Net assets:

Beginning of period	168,353,624	85,283,206	369,849,847	248,546,676

End of period	$188,165,275	$168,353,624	$426,129,384	$369,849,847

Undistributed (distributions in excess of) net investment income	$(1,229,682)	$(1,190)	$344,553	$(450,086)

The accompanying notes are an integral part of these financial statements.          19

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
		investment operations			to shareholders

	Net asset
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	From	Total
Year - Share Class	of period	income (a)(b)	gain (loss)	operations	income	gains	capital	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 29, (UNAUDITED)
2012 - A	$9.23	$0.09	$0.71	$0.80	$(0.16)	$(0.01)	$—	$(0.17)
2012 - Institutional	9.27	0.11	0.71	0.82	(0.18)	(0.01)	—	(0.19)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2011 - A	8.27	0.18	1.03	1.21	(0.20)	(0.05)	—	(0.25)
2011 - Institutional	8.30	0.22	1.04	1.26	(0.24)	(0.05)	—	(0.29)

2010 - A	7.98	0.15	0.32	0.47	(0.16)	(0.02)	—	(0.18)
2010 - Institutional	8.00	0.19	0.32	0.51	(0.19)	(0.02)	—	(0.21)

2009 - A	9.12	0.11	(1.09)	(0.98)	(0.16)	—	—	(0.16)
2009 - Institutional	9.13	0.17	(1.12)	(0.95)	(0.18)	—	—	(0.18)

FOR THE PERIOD ENDED AUGUST 31,
2008 - A (Commenced April 30, 2008)	10.00	0.03	(0.80)	(0.77)	(0.08)	—	(0.03)	(0.11)
2008 - Institutional (Commenced April 30, 2008)	10.00	0.07	(0.83)	(0.76)	(0.08)	—	(0.03)	(0.11)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.

20          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(c)	(in 000s)	net assets(d)		net assets(d)		net assets(b)		rate

$9.86	8.80%	$120,573	0.60	%(e)	0.71	%(e)	2.05	%(e)	23%
9.90	8.98	67,592	0.20	(e)	0.31	(e)	2.51	(e)	23

9.23	14.52	102,498	0.60		0.73		1.91		25
9.27	15.01	65,856	0.20		0.33		2.28		25

8.27	5.80	54,481	0.60		0.78		1.74		42
8.30	6.31	30,802	0.20		0.38		2.18		42

7.98	(10.53)	32,912	0.60		1.56		1.67		75
8.00	(10.11)	22,764	0.20		1.16		2.45		75

9.12	(7.70)	4,043	0.60	(e)	4.05	(e)	1.00	(e)	9
9.13	(7.58)	20,332	0.20	(e)	3.65	(e)	2.13	(e)	9

The accompanying notes are an integral part of these financial statements.          21

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
		investment operations			to shareholders

	Net asset
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)(b)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 29, (UNAUDITED)
2012 - A	$8.98	$0.16	$0.73	$0.89	$(0.13)	$(0.01)	$(0.14)
2012 - Institutional	9.04	0.18	0.73	0.91	(0.17)	(0.01)	(0.18)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2011 - A	7.84	0.10	1.19	1.29	(0.12)	(0.03)	(0.15)
2011 - Institutional	7.89	0.14	1.19	1.33	(0.15)	(0.03)	(0.18)

2010 - A	7.78	0.11	0.10	0.21	(0.13)	(0.02)	(0.15)
2010 - Institutional	7.82	0.14	0.10	0.24	(0.15)	(0.02)	(0.17)

2009 - A	9.25	0.08	(1.44)	(1.36)	(0.11)	—	(0.11)
2009 - Institutional	9.27	0.13	(1.47)	(1.34)	(0.11)	—	(0.11)

FOR THE PERIOD ENDED AUGUST 31,
2008 - A (Commenced April 30, 2008)	10.00	— (f)	(0.75)	(0.75)	—	—	—
2008 - Institutional (Commenced April 30, 2008)	10.00	0.01	(0.74)	(0.73)	—	—	—

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	Amount is less than $0.005 per share.

22          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(c)	(in 000s)	net assets(d)		net assets(d)		net assets(b)		rate

$9.73	10.09%	$239,836	0.60	%(e)	0.65	%(e)	3.58	%(e)	15%
9.77	10.26	186,293	0.20	(e)	0.25	(e)	3.98	(e)	15

8.98	16.41	222,002	0.60		0.66		1.05		23
9.04	16.89	147,848	0.20		0.26		1.46		23

7.84	2.56	191,008	0.60		0.69		1.30		23
7.89	2.94	57,539	0.20		0.29		1.73		23

7.78	(14.61)	120,898	0.60		1.11		1.12		52
7.82	(14.16)	28,022	0.20		0.71		1.85		52

9.25	(7.40)	20,710	0.60	(e)	3.25	(e)	(0.05	)(e)	15
9.27	(7.30)	8,536	0.20	(e)	2.85	(e)	0.33	(e)	15

The accompanying notes are an integral part of these financial statements.          23

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements
February 29, 2012 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Portfolios” or individually a “Portfolio”), along with their corresponding share classes and respective diversification status under the Act:

Portfolio	Share Classes Offered	Diversified/Non-diversified

Enhanced Dividend Global Equity and Tax-Advantaged Global Equity	A and Institutional	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Institutional Shares are not subject to a sales charge.
Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser to the Portfolios pursuant to a management agreement (the “Agreement”) with the Trust.
The Portfolios are expected to invest primarily in a combination of domestic and international equity and fixed income underlying funds (“Underlying Funds”) which are registered under the Act, for which GSAM or Goldman Sachs Asset Management International (“GSAMI”), also an affiliate of Goldman Sachs, act as investment advisers. Additionally, these Portfolios may invest a portion of their assets directly in other securities and instruments, including unaffiliated funds (“Unaffiliated Funds”).

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that may affect the amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

A. Investment Valuation — The investment valuation policy of the Portfolios, as well as the Underlying Funds, is to value investments at market value. Investments in the Underlying Funds are valued at the net asset value per share (“NAV”) of such funds on the day of valuation. Because each Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value.
The Portfolios and Underlying Funds may invest in debt securities, which, if market quotations are readily available, are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Underlying Funds’ investments may be determined under valuation procedures approved by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
The Portfolios and Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange, the NASDAQ system, or those located on certain foreign exchanges including, but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities in the Underlying Funds for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the NAV of the investment company on the valuation date.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Portfolios and Underlying Funds may also invest in equity securities traded on certain foreign securities exchanges that are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by GSAM or GSAMI by taking into consideration market or security specific information as discussed below.
GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s or Underlying Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; and trading halts or suspensions.

B. Investment Income and Investments — Investment income is comprised of interest income and dividend income, and is recorded net of any foreign withholding taxes, less any amounts reclaimable. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Capital gain distributions received from Underlying Funds are recognized on ex-dividend date. Investment transactions are reflected on trade date with realized gains and losses on sales calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Any foreign capital gains tax is accrued daily based on net unrealized gains, and is payable upon sale of such investments.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), and non-class specific expenses of each Portfolio are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agent and Service and Shareholder Administration fees. Non-class specific expenses directly incurred by a Portfolio are charged to that Portfolio, while such expenses incurred by the Trust are allocated across the respective Portfolios on a straight-line and/or pro-rata basis depending upon the nature of the expenses.
Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Portfolios may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.

D. Federal Taxes and Distributions to Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Portfolios are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)
February 29, 2012 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distributions	Capital Gains Distributions
Portfolio	Declared/Paid	Declared/Paid

Enhanced Dividend Global Equity	Quarterly	Annually

Tax-Advantaged Global Equity	Annually	Annually

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Portfolios’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of the Portfolios are maintained in U.S. dollars. Investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within unrealized gain (loss) on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within realized gain (loss) on foreign currency transactions.

F. Forward Foreign Currency Exchange Contracts — All forward foreign currency exchange contracts are marked to market daily at the applicable forward rate. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Portfolios on a daily basis, and realized gains or losses are recorded on the settlement date of a contract.
Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk, and the overall risk at the portfolio level may be mitigated by any applicable related and offsetting transactions. The Portfolios must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.

G. Futures Contracts — Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Portfolios deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Portfolios equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Portfolios recognize a realized gain or loss when a contract is closed or expires.
The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolios’ strategies and potentially result in a loss. The Portfolios must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

3. FAIR VALUE OF INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The levels used for classifying investments are not necessarily an indication of the risk associated with investing in those investments.
The following is a summary of the Portfolios’ investments and derivatives categorized in the fair value hierarchy as of February 29, 2012:

ENHANCED DIVIDEND GLOBAL EQUITY
Investment Type	Level 1	Level 2	Level 3

Assets
Equity Underlying Funds	$170,626,873	$—	$—
Fixed Income Underlying Funds	12,803,375	—	—
Exchange Traded Fund	1,567,621	—	—

Total	$184,997,869	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$790,502	$—	$—
Forward Foreign Currency Exchange Contracts	—	18,350	—

TAX-ADVANTAGED GLOBAL EQUITY
Investment Type	Level 1	Level 2	Level 3

Assets
Equity Underlying Funds	$381,637,848	$—	$—
Fixed Income Underlying Funds	28,259,746	—	—
Exchange Traded Fund	3,515,116	—	—

Total	$413,412,710	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$1,705,351	$—	$—
Forward Foreign Currency Exchange Contracts	—	43,063	—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)
February 29, 2012 (Unaudited)

4. INVESTMENTS IN DERIVATIVES

The Portfolios and certain Underlying Funds may make investments in derivative instruments, including, but not limited to options, futures, swaps, swaptions and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and/or the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
During the six months ended February 29, 2012, the Portfolios entered into certain derivative contract types. These instruments were used to meet the Portfolios’ investment objectives and to obtain and/or manage exposure related to the risks below. The following table sets forth, by certain risk types, the gross value of these derivative contracts for trading activities as of February 29, 2012. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Portfolios’ net exposure.

Enhanced Dividend Global Equity
Risk	Statements of Assets and Liabilities Location	Assets
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$18,350

Equity	Receivable for futures variation margin	790,502	(a)

Total		$808,852

Tax-Advantaged Global Equity
Risk	Statements of Assets and Liabilities Location	Assets
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$43,063

Equity	Receivable for futures variation margin	1,705,351	(a)

Total		$1,748,414

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Portfolios’ gains (losses) related to these derivatives and their indicative volumes for the six months ended February 29, 2012. These gains (losses) should be considered in the context that these derivative contracts may have been executed to economically hedge certain investments, and accordingly, certain gains (losses) on

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

4. INVESTMENTS IN DERIVATIVES (continued)

such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Enhanced Dividend Global Equity

		Net	Net Change in	Average
		Realized	Unrealized	Number of
Risk	Statements of Operations Location	Gain (Loss)	Gain (Loss)	Contracts(a)
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	$28,315	$18,350	2

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(435,700)	972,171	147

Total		$(407,385)	$990,521	149

Tax-Advantaged Global Equity

		Net	Net Change in	Average
		Realized	Unrealized	Number of
Risk	Statements of Operations Location	Gain (Loss)	Gain (Loss)	Contracts(a)
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	$69,900	$43,063	2

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(1,007,891)	2,176,408	325

Total		$(937,991)	$2,219,471	327

(a)	Average number of contracts is based on the average of month end balances for the six months ended February 29, 2012.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the trustees.
As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of 0.15% of each Portfolio’s average daily net assets.

B. Distribution and Service Plan — The Trust, on behalf of each Portfolio’s Class A Shares, has adopted a Distribution and Service Plan (the “Plan”). Under the Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, equal to, on an annual basis, 0.25% of each Portfolio’s average daily net assets attributable to Class A Shares. The Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement, may retain a portion of the Class A front end sales charge. During the six months ended February 29, 2012, Goldman Sachs advised that it did not retain any Class A front-end sales charges.

D. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Portfolios for a fee pursuant to a Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at an annual

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)
February 29, 2012 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

rate as follows: 0.19% of the average daily net assets for Class A Shares and 0.04% of the average daily net assets for Institutional Shares.

E. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to limit certain “Other Expense” of the Portfolios (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Portfolio. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for the Portfolios is 0.014%. These Other Expense reimbursements will remain in place through April 29, 2012, and prior to such date GSAM may not terminate the arrangements without the approval of the trustees. In addition, the Portfolios have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Portfolios’ expenses.
For the six months ended February 29, 2012, these expense reductions, including Other Expense reimbursements, were approximately $90,000 and $94,000 for the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios, respectively.
As of February 29, 2012, the amounts owed to affiliates of the Portfolios were as follows (in thousands):

		Distribution
	Management	and Service	Transfer
Portfolio	Fees	Fees	Agent Fees	Total

Enhanced Dividend Global Equity	$22	$24	$20	$66

Tax-Advantaged Global Equity	49	46	41	136

F. Line of Credit Facility — As of February 29, 2012, the Portfolios participated in a $580,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates (“Other Borrowers”). Pursuant to the terms of the facility, the Portfolios and Other Borrowers could increase the credit amount by an additional $340,000,000, for a total of up to $920,000,000. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the six months ended February 29, 2012, the Portfolios did not have any borrowings under the facility.

G. Other Transactions with Affiliates — For the six months ended February 29, 2012, Goldman Sachs earned approximately $1,800 and $4,000 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios, respectively.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Portfolios invest primarily in the Institutional Shares of the Underlying Funds. These Underlying Funds are considered to be affiliated with the Portfolios. The tables below show the transactions in and earnings from investments in these affiliated Funds for the six months ended February 29, 2012 (in thousands):

Enhanced Dividend Global Equity
				Net	Change in
	Market			Realized	Unrealized	Market		Capital
	Value	Purchases	Proceeds	Gain	Appreciation	Value	Dividend	Gain
Underlying Funds	8/31/2011	at Cost*	from Sales	(Loss)	(Depreciation)	02/29/2012	Income	Distributions

Goldman Sachs Core Fixed Income Fund	$771	$6	$(772)	$2	$(2)	$5	$1	$—

Goldman Sachs High Yield Fund	8,148	6,215	(3,671)	(273)	787	11,206	355	104

Goldman Sachs International Equity Dividend and Premium Fund	40,892	13,052	(7,117)	(1,658)	730	45,899	435	1,989

Goldman Sachs Local Emerging Markets Debt Fund	—	1,546	(62)	—	108	1,592	29	3

Goldman Sachs Structured Emerging Markets Equity Fund	6,572	1,909	(1,263)	(239)	552	7,531	128	—

Goldman Sachs Structured International Small Cap Fund	4,916	1,562	(719)	(131)	178	5,806	131	—

Goldman Sachs Structured Small Cap Equity Fund	16,142	4,458	(4,306)	(481)	2,025	17,838	208	—

Goldman Sachs U.S. Equity Dividend and Premium Fund	84,297	22,120	(19,713)	(1,500)	8,349	93,553	913	2,164

Total	$161,738	$50,868	$(37,623)	$(4,280)	$12,727	$183,430	$2,200	$4,260

Tax-Advantaged Global Equity
				Net	Change in
	Market			Realized	Unrealized	Market		Capital
	Value	Purchases	Proceeds	Gain	Appreciation	Value	Dividend	Gain
Underlying Funds	8/31/2011	at Cost*	from Sales	(Loss)	(Depreciation)	02/29/2012	Income	Distributions

Goldman Sachs Core Fixed Income Fund	$1,631	$29	$(1,650)	$5	$(3)	$12	$3	$—

Goldman Sachs High Yield Fund	17,697	13,163	(7,230)	(442)	1,557	24,745	791	233

Goldman Sachs Local Emerging Markets Debt Fund	—	3,430	(152)	(1)	226	3,503	64	9

Goldman Sachs Structured Emerging Markets Equity Fund	14,264	3,675	(1,851)	(252)	919	16,755	294	—

Goldman Sachs Structured International Small Cap Fund	10,687	2,958	(1,361)	(173)	184	12,295	302	—

Goldman Sachs Structured International Tax-Managed Equity Fund	89,401	21,328	(9,699)	(1,801)	2,626	101,855	3,019	—

Goldman Sachs Structured Tax-Managed Equity Fund	218,898	40,293	(34,246)	(876)	26,664	250,733	3,240	—

Total	$352,578	$84,876	$(56,189)	$(3,540)	$32,173	$409,898	$7,713	$242

*	Includes reinvestment of distributions.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)
February 29, 2012 (Unaudited)

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of the Underlying Funds and long-term securities for the six months ended February 29, 2012, were as follows:

Portfolio	Purchases	Sales

Enhanced Dividend Global Equity	$50,868,167	$37,722,730

Tax-Advantaged Global Equity	84,876,251	56,488,248

7. TAX INFORMATION

As of February 29, 2012, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Enhanced Dividend	Tax-Advantaged
	Global Equity	Global Equity

Tax cost	$165,572,438	$341,293,639

Gross unrealized gain	27,515,730	86,100,888
Gross unrealized loss	(8,090,299)	(13,981,817)

Net unrealized security gain	$19,425,431	$72,119,071

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures contracts, and losses with respect to transactions between Underlying Funds.
GSAM has reviewed the Portfolios’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Portfolios’ risks include, but are not limited to, the following:

Investments in the Underlying Funds — The Portfolios invest primarily in a combination of Underlying Funds, and are subject to the risk factors associated with the investments of those Underlying Funds in direct proportion to the amount of assets allocated to each. As of February 29, 2012, the Enhanced Dividend Global Equity Portfolio invested 49.7% and 24.4% of its portfolio in the Goldman Sachs U.S. Equity Dividend and Premium Fund (the “U.S. Equity Dividend and Premium Fund”) and the Goldman Sachs International Equity Dividend and Premium Fund (the “International Equity Dividend and Premium Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Enhanced Dividend Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Equity Dividend and Premium Fund invests primarily in dividend paying equity investments in large-capitalization U.S. equity issuers, with public stock market capitalizations within the range of the market capitalization of the S&P 500 at the time of investment. This Underlying Fund expects that, under normal circumstances, it will sell call options on the S&P 500 Index or related exchange-traded funds in an amount that is between 25% and 75% of the value of its portfolio. The International Equity Dividend and Premium Fund invests primarily in dividend-paying equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States with public stock market capitalizations within the range of capitalization of the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index (“MSCI EAFE Index”) at the time of investment. This Underlying Fund expects that, under normal circumstances, it will sell call options on the MSCI EAFE Index, other national or regional stock market indices or related exchange-traded funds in an amount that is between 25% and 75% of the value of its portfolio.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

8. OTHER RISKS (continued)

As of February 29, 2012, the Tax-Advantaged Global Equity Portfolio invested 58.8% and 23.9% of its portfolio in the Goldman Sachs Structured Tax-Managed Equity Fund (the “Structured Tax-Managed Equity Fund”) and the Goldman Sachs Structured International Tax-Managed Equity Fund (the “Structured International Tax-Managed Equity Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Tax-Advantaged Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The Structured Tax-Managed Equity Fund invests in a broadly diversified portfolio of equity investments in U.S. issuers, including foreign issuers that are traded in the United States. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the Russell 3000 Index. The Structured International Tax-Managed Equity Fund invests primarily in international equity securities. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the MSCI EAFE Index. The investment adviser may seek tax-efficiency by offsetting gains and losses, limiting portfolio turnover or selling high tax basis securities for both Underlying Funds.
The Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Portfolios within their principal investment strategies may represent a significant portion of an Underlying Fund’s net assets.

Liquidity Risk — An Underlying Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Portfolios and the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios and the Underlying Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Portfolios and the Underlying Funds have unsettled or open transaction defaults.
Investing in foreign markets by the Portfolios and Underlying Funds may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

New Accounting Pronouncement — In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective for interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)
February 29, 2012 (Unaudited)

10. OTHER MATTERS (continued)

value measurements in accordance with GAAP. GSAM is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Portfolios’ financial statements.
On February 8, 2012, the Commodity Futures Trading Commission (CFTC) adopted amendments to several of its rules relating to commodity pool operators, including Rule 4.5. The Portfolios currently rely on Rule 4.5’s exclusion from CFTC regulation for regulated investment companies. GSAM is currently evaluating the amendments and their impact, if any, on the Portfolios’ financial statements.

11. SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Enhanced Dividend Global Equity Portfolio
	For the Six Months Ended
	February 29, 2012		For the Fiscal Year Ended
	(Unaudited)		August 31, 2011
	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	3,659,794	$33,037,383	7,543,511	$73,754,379
Reinvestment of distributions	209,117	1,874,495	214,479	2,076,084
Shares redeemed	(2,748,603)	(24,457,581)	(3,241,959)	(30,890,291)

	1,120,308	10,454,297	4,516,031	44,940,172

Institutional Shares
Shares sold	653,532	5,919,133	3,807,247	36,500,583
Reinvestment of distributions	113,498	1,019,257	85,370	831,826
Shares redeemed	(1,046,688)	(9,695,443)	(498,247)	(4,623,650)

	(279,658)	(2,757,053)	3,394,370	32,708,759

NET INCREASE	840,650	$7,697,244	7,910,401	$77,648,931

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Tax-Advantaged Global Equity Portfolio
	For the Six Months Ended
	February 29, 2012		For the Fiscal Year Ended
	(Unaudited)		August 31, 2011
	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	3,924,474	$35,493,254	8,677,529	$80,970,161
Reinvestment of distributions	382,556	3,360,355	298,978	2,762,554
Shares redeemed	(4,370,742)	(38,595,206)	(8,632,484)	(77,024,998)

	(63,712)	258,403	344,023	6,707,717

Institutional Shares
Shares sold	3,031,329	28,089,033	11,242,289	102,189,159
Reinvestment of distributions	278,500	2,455,281	234,197	2,174,762
Shares redeemed	(600,260)	(5,562,839)	(2,419,869)	(23,315,569)

	2,709,569	24,981,475	9,056,617	81,048,352

NET INCREASE	2,645,857	$25,239,878	9,400,640	$87,756,069

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Portfolio Expenses — Six Month Period Ended February 29, 2012 (Unaudited)

As a shareholder of Class A or Institutional Shares of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A Shares); and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A and Institutional Shares of the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2011 through February 29, 2012.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees and do not include expenses of Underlying Funds in which the Portfolios invest. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Enhanced Dividend Global Equity Portfolio			Tax-Advantaged Global Equity Portfolio
			Expenses			Expenses
			Paid for the			Paid for the
	Beginning	Ending	6 Months	Beginning	Ending	6 Months
	Account Value	Account Value	Ended	Account Value	Account Value	Ended
Share Class	9/01/11	2/29/12	2/29/12*	9/01/11	2/29/12	2/29/12*
Class A
Actual	$1,000	$1,088.00	$3.11	$1,000	$1,100.90	$3.13
Hypothetical 5% return	1,000	1,021.88 +	3.02	1,000	1,021.88 +	3.02

Institutional
Actual	1,000	1,089.80	1.04	1,000	1,102.60	1.05
Hypothetical 5% return	1,000	1,023.87 +	1.01	1,000	1,023.87 +	1.01

*	Expenses for each share class are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2012. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolio	Class A	Institutional

Enhanced Dividend Global Equity	0.60%	0.20%
Tax-Advantaged Global Equity	0.60	0.20

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With $705.8 billion in assets under management as of December 31, 2011, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. GSAM’s assets under management includes assets managed by Goldman Sachs Asset Management, LP and its Investment Advisory Affiliates. Additionally, GSAM ranks in the top 10 asset management firms worldwide, based on assets under management.1

OVERVIEW OF GOLDMAN SACHS FUNDS

Money Market[2]Financial Square Fundssm
■ Financial Square Tax-Exempt Funds
■ Financial Square Federal Fund
■ Financial Square Government Fund
■ Financial Square Money Market Fund
■ Financial Square Prime Obligations Fund
■ Financial Square Treasury Instruments Fund
■ Financial Square Treasury Obligations Fund
Fixed Income
Short Duration and Government
■ Enhanced Income Fund
■ Ultra-Short Duration Govt. Fund
■ Short Duration Government Fund
■ Short Duration Income Fund
■ Government Income Fund
■ Inflation Protected Securities Fund
Multi-Sector
■ Core Fixed Income Fund
■ Core Plus Fixed Income Fund
■ Global Income Fund
■ Strategic Income Fund
Municipal and Tax-Free
■ High Yield Municipal Fund
■ Municipal Income Fund
■ Short Duration Tax-Free Fund
Single Sector
■ Investment Grade Credit Fund
■ U.S. Mortgages Fund
■ High Yield Fund
■ High Yield Floating Rate Fund

■ Emerging Markets Debt Fund
■ Local Emerging Markets Debt Fund
Corporate Credit
■ Credit Strategies Fund
Fundamental Equity
■ Growth and Income Fund
■ Small Cap Value Fund
■ Mid Cap Value Fund
■ Large Cap Value Fund
■ Capital Growth Fund
■ Strategic Growth Fund
■ Focused Growth Fund
■ Small/Mid Cap Growth Fund
■ Flexible Cap Growth Fund
■ Concentrated Growth Fund
■ Technology Tollkeeper Fund
■ Growth Opportunities Fund
■ Rising Dividend Growth Fund
■ U.S. Equity Fund
Structured Equity
■ Balanced Fund
■ Structured Small Cap Equity Fund
■ Structured U.S. Equity Fund
■ Structured Small Cap Growth Fund
■ Structured Large Cap Growth Fund
■ Structured Large Cap Value Fund
■ Structured Small Cap Value Fund
■ Structured Tax-Managed Equity Fund
■ Structured International Tax-Managed Equity Fund
■ U.S. Equity Dividend and Premium Fund
■ International Equity Dividend and Premium Fund

■ Structured International Small Cap Fund
■ Structured International Equity Fund
■ Structured Emerging Markets Equity Fund
Fundamental Equity International
■ Strategic International Equity Fund
■ Concentrated International Equity Fund
■ International Small Cap Fund
■ Asia Equity Fund
■ Emerging Markets Equity Fund
■ BRIC Fund (Brazil, Russia, India, China)
■ N-11 Equity Fund
■ Brazil Equity Fund
■ China Equity Fund
■ Korea Equity Fund
■ India Equity Fund
Select Satellite[3]■ Real Estate Securities Fund
■ International Real Estate Securities Fund
■ Commodity Strategy Fund
■ Dynamic Allocation Fund
■ Absolute Return Tracker Fund
■ Managed Futures Strategy Fund
Total Portfolio Solutions[3]■ Balanced Strategy Portfolio
■ Growth and Income Strategy Portfolio
■ Growth Strategy Portfolio
■ Equity Growth Strategy Portfolio
■ Income Strategies Portfolio
■ Satellite Strategies Portfolio
■ Retirement Strategies Portfolios
■ Enhanced Dividend Global Equity Portfolio
■ Tax Advantaged Global Equity Portfolio

[1]	Ranking for Goldman Sachs Group, Inc., includes Goldman Sachs Asset Management, Private Wealth Management and Merchant Banking 2010 year-end assets. Ranked 10th in total assets worldwide. Pensions & Investments, June 2011.
[2]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.
[3]	Individual Funds within the Total Portfolio Solutions and Select Satellite categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Total Portfolio Solutions or Select Satellite category.
Financial Square Fundssm is a registered service mark of Goldman, Sachs & Co.

TRUSTEES Ashok N. Bakhru, Chairman Donald C. Burke John P. Coblentz, Jr. Diana M. Daniels Joseph P. LoRusso James A. McNamara Jessica Palmer Alan A. Shuch Richard P. Strubel	OFFICERS James A. McNamara, President George F. Travers, Principal Financial Officer Peter V. Bonanno, Secretary Scott M. McHugh, Treasurer

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http://www.sec.gov.

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Portfolios’ first and third fiscal quarters. When available, the Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Goldman, Sachs & Co. (“Goldman Sachs”) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Holdings and allocations shown are as of February 29, 2012 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman, Sachs & Co. by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2012 Goldman Sachs. All rights reserved. 71565.MF.MED.TMPL/4/2012 TAGEDSAR12/1.2K

ITEM 2.	CODE OF ETHICS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The information required by this Item is only required in connection with an annual report on this Form N-CSR.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	April 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	April 19, 2012

By:	/s/ George F. Travers

George F. Travers
Principal Financial Officer
Goldman Sachs Trust

Date:	April 19, 2012